Trade Receivables (Current) (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Trade Receivables (Current) [Abstract]
Schedule of Trade Receivables	Trade receivables consist of the following:
	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Receivable from related parties	$112,442	$352,424
Receivable from others	3,305,719	1,537,132
	$3,418,161	$1,889,556
Less: allowance for doubtful debts (expected credit loss)	73,166	57,832
	3,344,995	1,831,724
Trade receivables consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Receivable from related parties	352,424
Receivable from others	1,537,132	—
Less: allowance for doubtful debts (expected credit loss)	(57,832)
Total receivables	$1,831,724	$—

Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix	The following table details the risk profile of trade receivables based on The Group’s provision matrix
Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	—	—	—	—	—	—
Expected loss rate	0.00%	0.00%	0.03%	5.82%	50.00%
Estimated total gross carrying amount at default	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Lifetime ECL	0.01	0.10	73.16	3,641.53	54,116.20	57,831
Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	50,939,090	—	—	—	—	50,939,090
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%
Estimated total gross carrying amount at default						50,939,090
Lifetime ECL						—

Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance	The following table shows the movement in lifetime ECL that has been recognised for trade receivables in accordance with the simplified approach set out in IFRS 9
	Collectively assessed	Individually assesse
Balance as at 31 March 2023	1,889,554	57,831
Balance as at 31 March 2022	—	—